Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS LAUREL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000053808
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2011
Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DQIAX
Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DQICX
Dreyfus Equity Income Fund (Prospectus Summary) | Dreyfus Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DQIRX
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDBAX
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDBCX
Dreyfus Emerging Markets Debt Local Currency Fund (Prospectus Summary) | Dreyfus Emerging Markets Debt Local Currency Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DDBIX